TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 09-Oct-12 Page 1 of 3

Payment Determination Statement Number	25
Distribution Date	09-Oct-12
Record Date	08-Oct-12

Dates Covered	From and Including	To and Including
Collections Period	01-Sep-12	30-Sep-12
Accrual Period	10-Sep-12	08-Oct-12
30/360 Days	30
Actual/360 Days	29

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	72,219	$437,623,223.91
Collections of Installment Principal		25,214,083.55
Collections Attributable to Full Payoffs		10,322,230.57
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		1,001,161.17

Pool Balance - End of Period(EOP)	68,497	$401,085,748.62

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		19.09%

Ending Overcollateralization(O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		135.482%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$259,583.25	Trigger	Compliance?
Net Credit Loss Percentage		1.580%	8.00%	Yes
Cumulative Net Credit Losses		$33,187,974.61
Cumulative Recovery Ratio		51.016%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$13,649,758.72	3.403%	2,090
61-90 Days Delinquent		1,771,164.20	0.442%	223
91-120 Days Delinquent		469,816.25	0.117%	50
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		1,000,626.40	0.249%	111
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$3,241,606.85
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.67077%

		Current Month	Prior Month
Weighted Average A.P.R.		7.501%	7.486%
Weighted Average Remaining Term (months)		17.57	18.29
Weighted Average Seasoning (months)		52.95	52.10

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 09-Oct-12 Page 2 of 3

Cash Sources
Collections of Installment Principal	$25,214,083.55
Collections Attributable to Full Payoffs	10,322,230.57
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	741,577.92
Collections of Interest	2,585,554.37
Investment Earnings	1.03
Reserve Account Draw	0.00

Total Sources	$38,863,447.44

Cash Uses
Servicer Fee	$364,686.02
Backup Servicer Fee	3,646.86
A Note Interest	45,099.75
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	36,537,475.29
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	1,343,185.49

Total Cash Uses	$38,863,447.44

Administrative Payment
Total Principal and Interest Sources	$38,863,447.44
Investment Earnings in Trust Account	(1.03)
Daily Collections Remitted	(38,863,446.41)
Reserve Account Draw	0.00
Servicer Fee	(364,686.02)
Distribution to Class E Noteholders	(1,343,185.49)

Payment Due to/(from) Trust Account	($1,707,871.51)

O/C Release (Prospectus pg S42)
Pool Balance		$401,085,748.62

Total Securities		$296,043,722.85

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$1,343,185.49

Current Net Credit Loss Percentage		1.580%

If Net Credit Loss Percentage is	Required O/C %
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 09-Oct-12 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	59,472,198.14	22,934,722.85	71.9202575	36,537,475.29	114.5766901	45,099.75	0.1414269
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$332,581,198.14	$296,043,722.85		$36,537,475.29		$614,453.78

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 02-Oct-12

(248) 427-2557                         Date